Margin loans payable - Additional information (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,249,999,800	$ 1,598,360,400
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,249,999,800	$ 1,598,360,400
Margin Loans Payable [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.625%	6.75%